CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2021

(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Canada
Private Equity (0.43% of Partners’ Capital)
Alloy Merchant Partners, L.P. (1)(2)	August, 2018		$1,306,020	$928,231

Total Canada			1,306,020	928,231

Cayman Islands
Energy (0.76% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		2,639,939	841,528
Sentient Global Resources Fund IV, L.P. (1)	June, 2011		2,145,298	805,009
Global Macro and Trading (2.49% of Partners’ Capital)
GAM Systematic Core Macro (Cayman) Fund LP	February, 2015		3,500,000	5,366,734
Private Equity (18.82% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		12,192	47,690
CX Partners Fund Ltd. (1)	April, 2009		2,729,719	1,041,596
Gavea Investment Fund II A, L.P.	May, 2007		-	5,017
Gavea Investment Fund III A, L.P.	September, 2008		-	41,043
India Asset Recovery Fund L.P.	October, 2006		-	613
J.C. Flowers III L.P.	October, 2009		1,329,983	392,300
LC Fund IV, L.P.	May, 2008		1,492,768	194,373.00
New Horizon Capital III, L.P. (1)	March, 2009		815,913	1,467,053
Northstar Equity Partners III (1)	June, 2011		1,194,388	848,890
Orchid Asia IV, L.P. (1)	November, 2007		962,759	8,524,898
Reservoir Capital Partners (Cayman), L.P.	June, 2009		335,428	558,313
Tiger Global Private Investment Partners IV, L.P.	March, 2007		194,568	19,371
Tiger Global Private Investment Partners V, L.P.	January, 2008		1,219,100	888,264
Tiger Global Private Investment Partners VI, L.P.	November, 2010		676,425	1,425,362
Trustbridge Partners II, L.P.	December, 2007		1,103,927	1,304,666
Trustbridge Partners III, L.P.	April, 2009		3,224,468	3,146,012
Trustbridge Partners IV, L.P. (1)	September, 2011		1,962,936	7,779,657
Trustbridge Partners V, L.P. (1)	November, 2015		5,041,439	12,922,581
Real Estate (0.37% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		820,961	91,177
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		864,748	697,526

Total Cayman Islands			32,266,959	48,409,673

Guernsey
Private Equity (0.01% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		296,536	18,007

Total Guernsey			296,536	18,007

Republic of Mauritius
Real Estate (0.20% of Partners’ Capital)
ORBIS Real Estate Fund I (2)	November, 2006		2,017,452	436,162

Total Republic of Mauritius			2,017,452	436,162

United Kingdom
Private Equity (0.38% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		1,306,831	166,215
Sovereign Capital Limited Partnership III	March, 2010		-	656,975
Real Estate (0.03% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		362,149	7,448
Patron Capital, L.P. II	February, 2005		134,800	11,718
Patron Capital, L.P. III	July, 2007		618,148	54,684
Relative Value (1.75% of Partners’ Capital)
The 1609 Fund Ltd.	January, 2018	4,280	4,781,741	3,774,810

Total United Kingdom			7,203,669	4,671,850

United States
Energy (8.91% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P.	December, 2011		892,531	681,946
EIV Capital Fund II, LP	December, 2014		3,220,785	3,260,349
EMG AE Permian Co-Investment, LP	July, 2014		3,148,191	-
EMG Iron Ore Holdco, LP	April, 2019		476,106	541,522
EnCap Energy Capital Fund VII-B LP (1)	October, 2007		1,517,578	68,073
EnCap Energy Infrastructure TE Feeder, L.P. (1)	October, 2009		1,158,495	177,606
Energy & Minerals Group Fund II, L.P. (1)	November, 2011		2,254,300	2,452,981
Haddington Energy Partners III, L.P.	April, 2017		604,735	871,278
Intervale Capital Fund, L.P. (1)	May, 2008		1,140,467	1,135,897
Merit Energy Partners G, L.P.	September, 2009		3,165,628	1,997,376
Midstream & Resources Follow-On Fund, L.P.	March, 2010		518,415	539,242
NGP Energy Technology Partners II, L.P. (1)	July, 2009		776,735	361,423
NGP IX Offshore Fund, L.P.	March, 2008		702,284	178,180
NGP Midstream & Resources, L.P. (1)	October, 2007		976,239	112,625
Quantum Parallel Partners V, LP	October, 2008		4,410,755	3,129,007
TPF II-A, L.P.	October, 2008		1,384,952	140,760
Vortus Investments, LP	January, 2016		3,897,896	2,087,277
Vortus Investments II, LP	August, 2017		1,389,861	1,466,230
Vortus NPR Co-investment	December, 2015		461,065	28,588
Event-Driven (2.21% of Partners’ Capital)
BDCM Partners I, L.P.	January, 2011		1,364,736	837,260
Credit Distressed Blue Line Fund, L.P. (2)	April, 2010		3,847,700	761,848
Fortelus Special Situations Fund Ltd.	May, 2010		101,394	683,994
Harbinger Capital Partners Fund I, L.P.	November, 2006		7,170,405	-
Harbinger Capital Partners Special Situations Fund, L.P.	December, 2006		932,188	12,612
Harbinger Class L Holdings (U.S.), LLC	July, 2010		6,653	37,389
Harbinger Class LS Holdings I (U.S.) Trust	May, 2013	592	401,956	-
Harbinger Class PE Holdings (U.S.) Trust	July, 2010	1	242,329	247,929
Muirfield GSE Partners, LP	July, 2019		5,000,000	2,191,311
Private Equity (41.48% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		201,046	106,085
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		1,409,392	1,229,420
Armadillo Litigation Finance II	February, 2016		-	57,792
Artis Ventures II, L.P.	November, 2014		1,185,720	2,037,209
Aviator Capital Mid-Life Us Feeder Fund, LP	December, 2016		2,136,711	3,007,231
Aviator Capital Fund IV US Feeder, L.P.	March, 2019		2,126,932	2,271,084
BDCM Opportunity Fund II, L.P. (1)	March, 2006		513,817	135,230
BLC Secured Credit Partners II LP	July, 2015		1,504,190	8,003
Catterton Growth Partners, L.P.	March, 2008		1,992,712	546,988
Chicago Pacific Founders Fund II, LP (1)	January, 2020		1,790,531	2,254,228
Chrysalis Ventures III, L.P.	December, 2006		267,567	141,653
Clovis Point II, LP	February, 2020		1,998,109	1,795,295
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	March, 2017		3,193,998	3,085,668
Column Group II, LP	October, 2014		5,069,377	9,029,357
Column Group III, LP	May, 2016		2,617,951	4,258,303
Crestline Opportunities Fund III, LLC (1)	August, 2016		3,267,654	4,159,013
Crosslink Crossover Fund V, L.P.	May, 2007		316,468	93,707
Crosslink Crossover Fund VI, L.P.	March, 2007		-	1,867,764
Dace Ventures I, LP	June, 2007		357,748	130,130
Fairhaven Capital Partners, L.P.	March, 2008		1,604,259	614,292
Founders Fund III, LP	May, 2010		-	6,602,332
Founders Fund IV, LP	January, 2012		-	9,323,267
Freedom Participation Partners I, LLC	July, 2016		1,312,173	103,726
Garrison Opportunity Fund LLC	February, 2010		-	65,959
Garrison Opportunity Fund II A LLC	March, 2011		-	555,724
HealthCor Partners Fund, L.P. (1)	August, 2007		265,064	725,761
ILS Property & Casualty Master Fund Ltd. (1)	November, 2014		2,037,641	641,479
Kayne Anderson Real Estate Debt, L.P. (1)	June, 2016		1,065,290	944,754
Kayne Anderson Real Estate Debt II, L.P. (1)	July, 2017		943,782	910,500
KF Partner Investments Fund III LP (1)(2)	June, 2020		969,330	918,312
MatlinPatterson Global Opportunities Partners III, L.P. (1)	July, 2007		1,113,518	51,282
Middle East North Africa Opportunities Fund, L.P.	July, 2008	728	728,344	27,602
Monomoy Capital Partners, L.P.	November, 2006		907,709	440
Monomoy Capital Partners II, L.P. (1)	May, 2011		1,310,202	1,639,344
Monomoy Capital Partners III, L.P. (1)	December, 2017		2,584,554	3,805,486
Parabellum Partners I, LP	August, 2017		1,423,461	2,082,167
Parabellum Partners II, LP (1)	August, 2019		2,485,198	2,601,166
Pine Brook Capital Partners, L.P.	January, 2008		1,822,563	189,497
Pinto America Growth Fund, L.P.	July, 2006		-	209,073

Private Equity Investment Fund V, L.P.	April, 2009		5,677,931	3,122,008
Rosebrook 2018 Co-Invest I, L.P. (3)	January, 2018		1,023,648	783,564
Saints Capital VI, L.P.	April, 2008		1,685,951	328,119
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		224,326	122,463
Sanderling Venture Partners VI, L.P.	June, 2005		119,592	112,849
Sterling Capital Partners II, L.P.	August, 2005		190,740	20,448
Sterling Group Partners III, L.P. (1)	April, 2010		1,085,732	161,019
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		28,951	277,722
Strattam Capital Investment Fund, L.P. (1)	December, 2015		4,560,793	5,151,527
Strattam Capital Investment Fund II, L.P.	February, 2018		1,691,757	1,674,007
Strattam Co-Invest Fund V, L.P.	December, 2018		453,214	627,853
Strattam Co-Invest Fund VI, L.P.	December, 2018		453,214	402,335
Strattam Co-Invest Fund VII, L.P.	September, 2019		413,727	514,956
TAEF Fund, LLC	August, 2008		455,549	623,602
Tenaya Capital V, LP	November, 2007		121,568	228,778
Tenaya Capital VI, LP	July, 2012		828,830	1,300,336
The Column Group, LP	September, 2007		1,601,216	3,479,406
The Raptor Private Holdings L.P.	January, 2009	188	128,227	21,572
Trivest Fund IV, L.P.(1)	November, 2007		12,230	16,781
Tuckerbrook SB Global Distressed Fund I, L.P.	July, 2007		102,897	211,207
Valiant Capital Partners LP	July, 2009		401,959	596,483
VCFA Private Equity Partners IV, L.P.	March, 2005		347,826	50,530
VCFA Venture Partners V, L.P.	January, 2007		779,623	713,372
Voyager Capital Fund III, L.P.	May, 2007		300,245	130,235
WestView Capital Partners II, L.P.	August, 2009		899,977	580,721
Real Estate (6.20% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		283,295	80,962
Florida Real Estate Value Fund, L.P. (1)	October, 2010		-	2,599
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)	July, 2008		2,213,377	1,646,644
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		518	22,873
Monsoon Infrastructure & Realty Co-Invest, L.P. (1)	February, 2008		1,560,996	1,584,372
Northwood Real Estate Co-Investors LP (1)	April, 2008		425,333	504,212
Northwood Real Estate Partners LP (1)	April, 2008		1,145,180	1,318,408
Pennybacker IV, LP	February, 2018		2,106,074	2,491,344
Prescott Strategies Fund I LP	June, 2019		2,269,172	2,255,867
PSF I Jax Metro Holdings, LLC	March, 2019		364,070	333,224
Red Dot Holdings III, LP	February, 2019		3,253,132	2,725,484
SBC US Fund II, LP	June, 2011		917,163	396,558
Square Mile Partners III LP	April, 2008		710,002	21,114
Relative Value (6.91% of Partners’ Capital)
King Street Capital, L.P.	November, 2009		-	53,622
Magnetar Capital Fund LP	February, 2009		-	46,734
Magnetar SPV LLC	May, 2008		32,888	552
Millennium USA, LP	April, 2012		-	9,631,838
PIPE Equity Partners, LLC (2) (4)	August, 2008		3,252,147	-
PIPE Select Fund, LLC (2) (4)	September, 2008		2,866,761	-
Stark Select Asset Fund, LLC	July, 2010		-	12,299
STS Partners Fund, LP	November, 2016		2,108,191	5,146,665

Total United States			148,785,412	141,756,290

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			191,876,048	196,220,213	90.95%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.03% of Partners’ Capital)
CRC Credit Fund Ltd.	July, 2010	795	79,343	68,765

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			79,343	68,765

Total Passive Foreign Investment Companies			79,343	68,765	0.03%

Total Investments in Investment Funds (6)			191,955,391	196,288,978	90.98%

Investments in CLO Equity
United States
Relative Value (1.04% of Partners’ Capital)
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 8.23%, due 10/1/2031 (1)(5)(7)	October, 2018		5,000,000	2,250,000

Total Investments in CLO Equity			5,000,000	2,250,000	1.04%

Investments in Securities
Limited Liability Companies
United States
Private Equity (0.29% of Partners’ Capital)
Clovis Point II RIVS Investment, LLC (4)(6)	March, 2019		650,000	618,200

Total Limited Liability Companies			650,000	618,200	0.29%

Common Stocks
United States
Food Technology (0.01% of Partners’ Capital)
Tastemade Inc. (4)	April, 2016	2,582	100,000	22,128
Other Technology Technology (0.45% of Partners’ Capital)
Eventbrite, Inc.	November, 2007	6,109	136,292	135,375
Palantir Technologies, Inc.	November, 2014	36,017	975,340	838,836
Professional Services (0.46% of Partners’ Capital)
Milton ZXP LLC - Class A Units (2)(4)(6)	February, 2018	6,029	602,900	995,870

Total Common Stocks			1,814,532	1,992,209	0.92%

Total Investments in Securities			2,464,532	2,610,409	1.21%

Total Investments			$199,419,923	$201,149,387	93.23%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2021 were $35,546,690. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of March 31, 2021. The total of all such investments represents 0.76% of partners' capital.
(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.